Lease Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Vehicle Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 36.8	$ 29.6
Facility Leases
Operating Leased Assets [Line Items]
Operating lease, rent expense	$ 14.8	$ 13.8